   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 4, 1998.

                                                       REGISTRATION NOS. 2-84470
                                                                        811-3770
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES
              ACT OF 1933
                                                                [_]

            PRE-EFFECTIVE AMENDMENT NO.                         [_]

            POST-EFFECTIVE AMENDMENT NO. 25

            AND/OR                                              [X]

            REGISTRATION STATEMENT UNDER THE INVESTMENT
              COMPANY ACT OF 1940
                                                                [_]

                                                                [X]
            AMENDMENT NO. 26

                          FLAGSHIP ADMIRAL FUNDS INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

 333 West Wacker Drive, Chicago, Illinois                 60606
 (Address of Principal Executive Office)               (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

                                                     With a copy to:
     Gifford R. Zimmerman, Esq.--Vice               Thomas S. Harman
       Presidentand Secretary                 Fried, Frank, Harris, Shriver &
          333 West Wacker Drive                          Jacobson
         Chicago, Illinois 60606               1001 Pennsylvania Ave., N.W.
 (Name and Address of Agent for Service)                 Suite 800
                                                   Washington, DC 20004

[_] Immediately upon filing pursuant to      [_] on (date) pursuant to para-
    paragraph (b)                            [_] graph (a)(1)
[_] on October   , 1997 pursuant to par-         75 days after filing pursuant
    agraph (b)                                   to paragraph (a)(2)
[X] 60 days after filing pursuant to         [_] on (date) pursuant to para-
    paragraph (a)(1)                             graph (a)(2) of Rule 485.


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)

   N-1A
 ITEM NO.                             LOCATION
 --------                             --------
 PART A OF THE FLAGSHIP UTILITY
  INCOME FUND(TM)
 Item 1.  Cover Page...............   Cover Page
 Item 2.  Synopsis.................   Fees and Expenses
 Item 3.  Condensed Financial
           Information.............   Financial Highlights
 Item 4.  General Description of      Cover Page; The Fund and Its Objective;
           Registrant..............    Investment Considerations and Risk
                                       Factors; How To Buy Shares; General
                                       Information
 Item 5.  Management of the Fund...   About the Investment Manager; About the
                                       Distributor; Financial Highlights;
                                       Custodian and Transfer Agent; Counsel and
                                       Auditors
 Item 5A. Management's Discussion
           of Fund Performance.....   Not Applicable
 Item 6.  Capital Stock and Other     How To Buy Shares; How To Redeem Shares;
           Securities..............    Exchange and Reinvestment Privilege;
                                       Additional Information; Cover Page; How
                                       Fund Shares Are Priced; Distributions and
                                       Yield; Taxes
 Item 7.  Purchase of Securities      How To Buy Shares; About the Distributor;
           Being Offered...........    How Fund Shares Are Priced
 Item 8.  Redemption or Repurchase.   How to Redeem Shares; Exchange and
                                       Reinvestment Privilege; Systematic
                                       Withdrawal Plan; Direct Deposits
 Item 9.  Pending Legal
           Proceedings.............   Not Applicable
 PART B OF THE FLAGSHIP UTILITY
  INCOME FUND(TM)
 Item 10. Cover Page...............   Cover Page
 Item 11. Table of Contents........   Table of Contents
 Item 12. General Information and
           History.................   Not Applicable
 Item 13. Investment Objectives and   Investment Objectives and Policies;
           Policies................    Portfolio Transactions
 Item 14. Management of the Fund...   Officers, Directors and Stockholders
 Item 15. Control Persons and
           Principal Holders of
           Securities..............   Officers, Directors and Stockholders
 Item 16. Investment Advisory and     Investment Advisory Services; Distributor;
           Other Services..........    Officers, Directors and Stockholders;
                                       Custodian and Transfer Agent; Auditors
 Item 17. Brokerage Allocation and
           Other Practices.........   Portfolio Transactions

   N-1A
 ITEM NO.                            LOCATION
 --------                            --------
 Item 18. Capital Stock and Other    Distributions; Shares of the Funds
           Securities.............
 Item 19. Purchase, Redemption and
           Pricing of Securities     Purchase, Redemption and Pricing of Shares;
           Being Offered..........    see also Part A--How To Buy Shares; How To
                                      Redeem Shares; Distributions and Yield
 Item 20. Tax Status..............   Taxes
 Item 21. Underwriters............   Distributor
 Item 22. Calculation of             Yield and Total Return Calculation
           Performance Data.......
 Item 23. Financial Statements....   Financial Statements

PART C

  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

The Utility Income Fund Prospectus ("Prospectus") and Statement of Additional Information ("SAI"), each dated October 29, 1997 are hereby incorporated by reference. There have been no material changes to either the Prospectus or the SAI.

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  List all financial statements and exhibits as part of the Registration Statement.

  (a) FINANCIAL STATEMENTS:

    Included in Part A of the Registration Statement:

      Financial Highlights for each series.

    Included in Part B of the Registration Statement:

      Audited Financial Statements for fiscal year ended June 30, 1997 for each series of the Registrant.

  Schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto.

  (b) EXHIBITS:

      (1)      Articles of Incorporation*
         (a)   Amendments approved on October 15, 1987*
         (b)   Articles Supplementary*
         (c)   Articles of Amendment dated June 5, 1992*
         (d)   Articles Supplementary classifying Flagship Short Term
                U.S. Government Fund Stock, Flagship Medium Term U.S.
                Government Fund Stock and Flagship Long Term U.S. Govern-ment Fund Stock*
      (2)(a)   By-Laws*
         (b)   By-Laws as amended*
         (c)   Amended and Restated By-Laws*
      (4)(a)   Form of Certificate of Basic Value Fund Portfolio Stock*
         (b)   Form of Certificate of Plus Fund Portfolio Stock*
         (c)   Form of Certificate of Flagship Utility Income Fund Stock*
         (d)   Form of Certificate of Flagship Short Term U.S. Government
                Fund Stock*
         (e) Form of Certificate of Flagship Medium Term U.S. Govern-ment Fund Stock*
         (f)   Form of Certificate of Flagship Long Term U.S. Government
                Fund Stock*
      (5)(a)   Investment Management Agreement between Flagship Utility
                Income Fund and Nuveen Advisory Corp., dated January 1,
                1997.*
         (b)   Form of Plus Fund Advisory Agreement*
         (c)   Instrument Relating to Typographical Error*
         (d)   Form of Investment Advisory Agreement--Flagship Short Term
                U.S. Government Fund*
         (e)   Form of Investment Advisory Agreement--Flagship Medium
                Term U.S. Government Fund*
         (f)   Form of Investment Advisory Agreement--Flagship Long Term
                U.S. Government Fund*
      (6)(a)   Distribution Agreement between Flagship Admiral Funds,
                Inc. and John Nuveen & Co. Incorporated, dated January 1,
                1997.*
         (b)   Selling Agreement*
         (c)   Form of Distribution Agreement--Flagship Short Term U.S.
                Government Fund*

         (d)   Form of Distribution Agreement--Flagship Medium Term U.S.
                Government Fund*
         (e)   Form of Distribution Agreement--Flagship Long Term U.S.
                Government Fund*
      (8)      Custodian Agreement as amended*
      (9)(a) Transfer Agent and Service Agreement between Flagship Ad-miral Funds Inc. and State Street Bank and Trust Company, dated February 1, 1997.*
         (b)   Asset Purchase Agreement*
     (10)(a)   Opinion and Consent of Counsel, Fried, Frank, Harris,
                Shriver & Jacobson.*
         (b)   Opinion and Consent of Counsel as to Series Stock*
         (c)   Opinion and Consent of Skadden, Arps, Slate, Meagher &
                Flom as to Tax Matters*
         (d)   Opinion and Consent of Counsel as to validity of Flagship
                Short, Medium and Long Term U.S. Government Fund Stock*
     (11)      Consent of Deloitte & Touche LLP, Independent Auditors
                prior to July 1, 1997.
     (13)      Letter of Understanding relating to initial capital*
     (15)(a)   Distribution Plan*
         (b)   Service Agreement*
         (c) Form of Distribution Plan--Flagship Short Term U.S. Gov-ernment Fund*
         (d) Form of Distribution Plan--Flagship Medium Term U.S. Gov-ernment Fund*
         (e) Form of Distribution Plan--Flagship Long Term U.S. Govern-ment Fund*
     (16)      Yield and Total Return Calculations*
     (17)      Financial Data Schedules*
     (18)      Rule 18f-3 Plan*
     (99)(a). Original Powers of Attorney for the Trustees authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to execute the Registration Statement.*
     (99)(b). Certified copy of Resolution of Board of Trustees autho-rizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.*
     (99)(c).  Code of Ethics and Reporting Requirements.*
     (99)(d). Agreement and Plan of Reorganization and Liquidation be-tween the James Advantage Funds and Flagship Admiral Funds
               Inc., dated April 30, 1998

--------
*Previously filed.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

  As of March 13, 1998, the approximate number of holders was:

                                    (1)                                   (2)
                                                                       NUMBER OF
                                                                        RECORD
                               TITLE OF CLASS                           HOLDERS
                               --------------                          ---------
      Shares of common stock, par value $.001 per share...............
      Flagship Utility Income Fund
       Class A........................................................    703
       Class C........................................................    180

ITEM 27. INDEMNIFICATION.

  Please see Article IX (S) 1 of the Registrant's By-Laws (Exhibit 2) and
Section 2-418 of the Maryland General Corporation Law.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and Director and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp.; Chairman and Director (since January 1997) of Nuveen Asset Management, Inc. and Director (since 1996) of Institutional Capital Corporation. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been President (since July 1996) and Director and formerly Executive Vice President and Director of The John Nuveen Company, John Nuveen & Co. Incorporated and Nuveen Institutional Advisory Corp.; President and Director (since January 1997) of Nuveen Asset Management, Inc. and Chairman and Director (since 1997) of Rittenhouse Financial Services, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., Nuveen Investment Trust and Nuveen Investment Trust II. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 West Wacker Drive
Chicago, IL 60606
Bruce P. Bedford           Executive Vice President        None
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Alan G. Berkshire          Vice President                  Vice President and
333 West Wacker Drive      and Secretary                   Assistant Secretary
Chicago, IL 60606
Clifton L. Fenton          Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan       Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy             Vice President                  Vice President
333 West Wacker Drive                                      and Controller
Chicago, IL 60606
Robert D. Freeland         Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney         Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis          Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer     Vice President                  None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin            Vice President and              Vice President and
333 West Wacker Drive      Assistant Secretary             Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz            Vice President                  None
333 West Wacker Drive
Chicago, IL 60606

                                                                 POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES               OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                    WITH REGISTRANT
-----------------------------------------------------------------------------------
Stuart W. Rogers             Vice President                      Vice President
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                      Vice President
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                      Vice President and
333 West Wacker Drive        and Treasurer                       Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                      Vice President and
333 West Wacker Drive        and Assistant Secretary             Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

  The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

  Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31. MANAGEMENT SERVICES.

  Not applicable.

ITEM 32. UNDERTAKINGS.

  (a) Not applicable.

  (b) Not applicable.

  (c) Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 4TH DAY OF JUNE, 1998.

                                     FLAGSHIP ADMIRAL FUNDS INC.

                                            /s/ Gifford R. Zimmerman
                                     ------------------------------------------
                                            Gifford R. Zimmerman, Vice
                                            President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and               June 4, 1998
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)
     Timothy R. Schwertfeger     Chairman of the Board
                                  and Director (Principal
                                  Executive Officer)
         Anthony T. Dean         President and Director
        Robert P. Bremner        Director
        Lawrence H. Brown        Director
      Anne E. Impellizzeri       Director
         Peter R. Sawers         Director
      William J. Schneider       Director
       Judith M. Stockdale       Director

                                                      /s/ Gifford R. Zimmerman
                                                   By__________________________
                                                         Gifford R. Zimmerman
                                                           Attorney-in-Fact

                                                           June 4, 1998

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND WAS PREVIOUSLY FILED AS AN EXHIBIT.

                       SCHEDULE OF EXHIBITS TO FORM N-1A

 EXHIBIT                                                                  PAGE
  NUMBER                             EXHIBIT                             NUMBER
 -------                             -------                             ------
 (11)     Consent of Deloitte Touche, LLP, Independent Auditors prior to July 1, 1997
 (99)(d). Agreement and Plan of Reorganization and Liquidation between the James Advantage Funds and Flagship Admiral Funds Inc.,
          dated April 30, 1998

--------
*Previously filed.